UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5970

Cash Account Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period: 01/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of January 31, 2006 (Unaudited)

Cash Account Trust-Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 97.9%
Alabama 0.2%
Alabama, Housing Finance Authority, Multi-Family Housing Revenue, Heatherbrooke Project, Series C, 3.07% *, 6/15/2026	1,700,000	1,700,000
Arizona 2.1%
Apache County, AZ, Industrial Development Authority Revenue, Tucson Electric Power Co.:
Series 83C, 3.01% *, 12/15/2018, Bank of New York (a)	1,000,000	1,000,000
3.01% *, 12/1/2020, Credit Suisse First Boston (a)	2,200,000	2,200,000
Arizona, McAllister Academic Village LLC Revenue, Arizona State University Project, Series A, 3.03% *, 7/1/2045 (b)	2,800,000	2,800,000
Pima County, AZ, Industrial Development Authority Revenue, EL Dorado Hospital, 3.05% *, 4/1/2038, Branch Banking & Trust (a)	6,000,000	6,000,000
Salt River, AZ, Agricultural Improvement & Power District, Series B, 3.15%, 5/2/2006	8,000,000	8,000,000

		20,000,000
California 3.4%
California, ABAG Finance Authority for Non Profit Corporations, Multi-Family Housing Revenue, California Hills Apartments, Series A, AMT, 3.03% *, 12/15/2032	500,000	500,000
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series R-411CE, 144A, 3.07% *, 6/1/2045	5,000,000	5,000,000
California, Housing Finance Agency Revenue, Multi-Family Housing, Series C, AMT, 3.08% *, 2/1/2037	2,600,000	2,600,000
California, State Department of Water Resources, Power Supply Revenue:
Series C-9, 2.95% *, 5/1/2022, Citibank NA (a)	600,000	600,000
Series C-14, 2.96% *, 5/1/2022, Westdeutsche Landesbank (a)	1,115,000	1,115,000
Series C-1, 2.97% *, 5/1/2022, Dexia Credit Local (a)	500,000	500,000
Series F-1, 3.03% *, 5/1/2019, Lloyds TSB Bank PLC (a)	1,000,000	1,000,000
California, State General Obligation:
Series B-4, 2.98% *, 5/1/2033, BNP Paribas (a)	4,000,000	4,000,000
Series C-4, 3.0% *, 5/1/2033, Landesbank Hessen-Thuringen (a)	500,000	500,000
Series PT-1555, 144A, 3.05% *, 10/1/2010 (b)	100,000	100,000
California, State Weekly Public Kindergarten University, Series A-8, 2.98% *, 5/1/2034, Citibank NA (a)	1,775,000	1,775,000
Contra Costa County, CA, Multi-Family Housing Revenue, Camara Circle Apartments, Series A, AMT, 3.02% *, 12/1/2032, Citibank NA (a)	175,000	175,000
Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement Project, 3.02% *, 10/1/2023, Bank of America NA (a)	1,800,000	1,800,000
Sacramento, CA, Housing Authority, Multi-Family Revenue, Freemont Mews Apartments, Series D, AMT, 3.03% *, 11/1/2038, Wachovia Bank NA (a)	4,750,000	4,750,000
Sacramento, CA, Housing Authority, Multi-Family Revenue, Phoenix Park II Apartments, Series F, AMT, 3.06% *, 10/1/2036, Citibank NA (a)	3,470,000	3,470,000
San Francisco, CA, City & County, Redevelopment Agency, Multi-Family Revenue, Derek Silva Community, Series D, AMT, 3.07% *, 12/1/2019, Citibank NA (a)	1,740,000	1,740,000
San Jose, CA, Multi-Family Housing Revenue, Almaden Lake Village Apartments, Series A, AMT, 3.03% *, 3/1/2032	500,000	500,000
Southern California, Metropolitan Water District, Waterworks Revenue:
Series B, 2.95% *, 7/1/2028	800,000	800,000
Series C-2, 2.95% *, 7/1/2030	400,000	400,000

		31,325,000

Colorado 4.3%
ABN AMRO, Munitops Certificates Trust, Series 2005-30, 144A, 3.06% *, 6/1/2013 (b)	10,330,000	10,330,000
Adams & Weld Counties, CO, Brighton School District No. 27J, Series R-6514, 144A, 3.06% *, 12/1/2024 (b)	1,400,000	1,400,000
Colorado, Educational & Cultural Facilities Authority Revenue, Vail Mountain School Project, 3.1% *, 5/1/2033, KeyBank NA (a)	1,800,000	1,800,000
Colorado, Health Facilities Authority Revenue, Catholic Health, Series B-1, 3.04% *, 3/1/2023	2,920,000	2,920,000
Colorado, Health Facilities Authority Revenue, Frasier Meadows Manor Project, 3.03% *, 6/1/2021, Bank One NA (a)	1,335,000	1,335,000
Colorado, Municipal Securities Trust Certificates, Series 2004-220-A, 144A, 3.1% *, 2/15/2023 (b)	11,960,000	11,960,000
Colorado, Postsecondary Education Facilities Authority Revenue, Mullen High School Project, 3.14% *, 8/1/2017, Wells Fargo Bank NA (a)	2,905,000	2,905,000
Denver, CO, City & County Economic Development Revenue, Western Stock Show Project, 3.3% *, 7/1/2029, Bank One Colorado NA (a)	2,300,000	2,300,000
Denver, CO, City & County Excise Tax Revenue, Series PT-1827, 144A, 3.06% *, 11/1/2010 (b)	1,740,000	1,740,000
Denver, CO, City & County Special Facilities Airport Revenue, Worldport at DIA Project, Series A, AMT, 3.13% *, 12/1/2029, Morgan Guaranty Trust (a)	3,380,000	3,380,000

		40,070,000
District of Columbia 0.8%
Washington D.C., Metropolitan Airport Authority System, Series C, AMT, 3.09% *, 10/1/2021 (b)	7,690,000	7,690,000
Florida 6.0%
Broward County, FL, School Board Certificates of Participation, Series R-1056, 144A, 3.06% *, 7/1/2019 (b)	2,660,000	2,660,000
Collier County, FL, Health Facilities, 2.8%, 2/9/2006	4,000,000	4,000,000
Florida, Capital Trust Agency Revenue, Aero Miami FX Project-Air Cargo, AMT, 3.08% *, 8/1/2034, Bank One NA (a)	5,275,000	5,275,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1, 3.02% *, 10/15/2032	2,800,000	2,800,000
Florida, State Board of Public Education, Series I, 5.0%, 6/1/2006	2,250,000	2,265,564
Florida, State Turnpike Authority Revenue, Series 1074, 144A, 3.06% *, 7/1/2011 (b)	500,000	500,000
Florida, Sunshine State Governmental Financing Commission Revenue, Lehman Convention 3/1/2000, 3.05% *, 7/1/2016 (b)	430,000	430,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A, 3.03% *, 3/31/2021, Bank of America NA (a)	1,980,000	1,980,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems, Series B, 3.04% *, 11/15/2009, SunTrust Bank (a)	1,600,000	1,600,000
Hillsborough County, FL, Aviation Authority Revenue, Series 1060, AMT, 144A, 3.09% *, 10/1/2018 (b)	1,800,000	1,800,000
Lee County, FL, Capital Improvement & Transportation Facilities Revenue, Series R-2136, 144A, 3.06% *, 10/1/2020 (b)	3,190,000	3,190,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 3.07% *, 9/1/2029, Bank of America NA (a)	1,400,000	1,400,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Palmer Trinity Private College Project, 3.1% *, 9/1/2035, KeyBank NA (a)	1,000,000	1,000,000
Miami-Dade County, FL, School Board Certificates of Participation, Series R-4022, 144A, 3.06% *, 8/1/2021 (b)	2,685,000	2,685,000
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Project, 3.07% *, 11/1/2028, Bank of America NA (a)	10,770,000	10,770,000
Pasco County, FL, School Board Certificates of Participation, 3.02% *, 8/1/2026 (b)	1,000,000	1,000,000
Reedy Creek, FL, Improvement District Florida, Utilities Revenue, Series 986, 144A, 3.05% *, 10/1/2012 (b)	5,535,000	5,535,000
Sarasota County, FL, Health Care Facility Authority Revenue, Jewish Housing, Series A, 3.03% *, 7/1/2035, Bank of America NA (a)	4,100,000	4,100,000

Sarasota County, FL, Utility System Revenue, Series 852, 144A, 3.06% *, 4/1/2013 (b)	3,000,000	3,000,000

		55,990,564
Georgia 1.8%
Atlanta, GA, Rapid Transportation Authority, Sales Tax Revenue, Series R-4011, 144A, 3.06% *, 7/1/2019 (b)	3,095,000	3,095,000
Columbus, GA, Housing Authority Revenue, Columbus State University Foundation, 144A, 3.03% *, 11/1/2017, SunTrust Bank, Atlanta (a)	3,950,000	3,950,000
Fulton County, GA, Development Authority Revenue, Shepherd Center, Inc. Project, 3.03% *, 9/1/2035, SunTrust Bank (a)	3,000,000	3,000,000
Greene County, GA, Development Authority Sewage Facility Revenue, Carey Station WRF LLC Project, AMT, 3.08% *, 9/1/2024, Wachovia Bank NA (a)	4,080,000	4,080,000
Macon-Bibb County, GA, Hospital Authority Revenue, Anticipation Certificates, Medical Center of Central Georgia:
3.03% *, 8/1/2018, SunTrust Bank, Atlanta (a)	1,785,000	1,785,000
3.03% *, 12/1/2018, SunTrust Bank, Atlanta (a)	775,000	775,000

		16,685,000
Hawaii 1.6%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui Project, Series D, 3.03% *, 11/15/2033, LaSalle Bank NA (a)	1,150,000	1,150,000
Hawaii, State General Obligation:
Series R-417, 144A, 3.06% *, 7/1/2010 (b)	4,650,000	4,650,000
Series A-16, 144A, 3.06% *, 7/1/2018 (b)	3,870,000	3,870,000
Honolulu, HI, City & County, General Obligation, 2.85%, 2/16/2006	5,000,000	5,000,000

		14,670,000
Idaho 0.8%
Power County, ID, Industrial Development Authority, FMC Corp. Project, AMT, 3.08% *, 4/1/2014, Wachovia Bank NA (a)	7,500,000	7,500,000
Illinois 9.2%
Carol Stream, IL, Industrial Project Revenue, MAAC Machinery Co. Project, AMT, 3.2% *, 4/1/2024, Northern Trust Company (a)	1,220,000	1,220,000
Chicago, IL, O'Hare International Airport Revenue, Series MT-049, AMT, 144A, 3.1% *, 1/1/2017 (b)	1,995,000	1,995,000
Chicago, IL, Sales & Tax Revenue, Series SG-131, 144A, 3.06% *, 1/1/2027 (b)	4,425,000	4,425,000
Cook County, IL, State General Obligation, Series B-11, 144A, 3.06% *, 11/15/2025 (b)	3,540,000	3,540,000
Des Plaines, IL, Industrial Development Revenue, MMP Properties LLC Project, AMT, 3.13% *, 10/1/2018, Bank One NA (a)	1,945,000	1,945,000
Du Page County, IL, Benedictine University Building Project, 3.05% *, 7/1/2024, National City Bank Midwest (a)	1,000,000	1,000,000
Elgin, IL, Judson College Project, 3.14% *, 7/1/2011, Bank One NA (a)	970,000	970,000
Illinois, Development Finance Authority Revenue, FXD Chicago Symphony Project, 3.05% *, 12/1/2033, Bank One NA (a)	1,000,000	1,000,000
Illinois, Development Finance Authority Revenue, Museum of Contemporary Art Project, 3.05% *, 2/1/2029, Bank One NA (a)	675,000	675,000
Illinois, Development Finance Authority, Industrial Development Revenue, Campagna-Turano Bakery Project, AMT, 3.13% *, 8/1/2025, Bank One NA (a)	3,040,000	3,040,000
Illinois, Development Finance Authority, Industrial Development Revenue, Home Run Inn Frozen Foods, AMT, 3.08% *, 4/1/2020, Bank One NA (a)	3,785,000	3,785,000
Illinois, Development Finance Authority, Industrial Development Revenue, Katlaw Tretam & Co. Project, AMT, 3.1% *, 8/1/2027, LaSalle Bank NA (a)	2,760,000	2,760,000
Illinois, Development Finance Authority, Multi-Family Revenue, Cypress Creek Project, AMT, 3.14% *, 6/1/2033, LaSalle Bank NA (a)	7,420,000	7,420,000
Illinois, Educational Facilities Authority Revenue:
3.0%, 4/4/2006	17,000,000	17,000,000
3.2%, 5/3/2006	7,000,000	7,000,000
Illinois, Finance Authority Revenue, Northwestern Memorial Hospital, Series B-1, 3.07% *, 8/15/2038	500,000	500,000
Illinois, Health Facilities Authority Revenue, The Carle Foundation, Series B, 3.03% *, 7/1/2028 (b)	2,550,000	2,550,000

Illinois, Municipal Securities Trust Certificates:
Series 7006, 144A, 3.05% *, 1/1/2031 (b)	6,245,000	6,245,000
"A", Series 5002-BBT, 144A, 3.11% *, 5/7/2026 (b)	10,255,000	10,255,000
Illinois, Student Assistance Commission, Student Loan Revenue, Series A, AMT, 3.07% *, 3/1/2006, Bank of America NA (a)	400,000	400,000
Lake County, IL, Warren Township High School District No. 121 Gurnee, Series R-2157, 144A, 3.06% *, 3/1/2024 (b)	3,500,000	3,500,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing, Inc., Project, AMT, 3.1% *, 7/1/2020, LaSalle Bank NA (a)	1,225,000	1,225,000
Upper River Valley, IL, Development Authority, Industrial Development Revenue, Advanced Drainage System, AMT, 3.15% *, 7/1/2014, National City Bank (a)	3,045,000	3,045,000

		85,495,000
Indiana 5.3%
ABN AMRO, Munitops Certificates Trust, Series 2005-7, 144A, 3.07% *, 7/10/2013 (b)	9,060,000	9,060,000
Columbia City, IN, Economic Development Revenue, Precision Plastics Project, AMT, 3.15% *, 11/30/2017, Northern Trust Company (a)	3,700,000	3,700,000
Indiana, Health Facility Financing Authority Revenue, Ascension Health Credit Group, Series A-2, 2.72% *, 11/15/2036	6,500,000	6,500,000
Indiana, State Development Finance Authority, Economic Development Revenue, Goodwill Industries Michiana Project, 3.1% *, 1/1/2027, National City Bank of Indiana (a)	4,940,000	4,940,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center I Project, AMT, 3.1% *, 6/1/2022, LaSalle Bank NA (a)	2,900,000	2,900,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center II Project, AMT, 3.1% *, 6/1/2022, LaSalle Bank NA (a)	2,000,000	2,000,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center IV Project, AMT, 3.1% *, 6/1/2022, LaSalle Bank NA (a)	1,000,000	1,000,000
Indiana, State Finance Authority, Environmental Revenue, Ispat Inland, Inc., 3.02% *, 6/1/2035, Royal Bank of Scotland (a)	14,000,000	14,000,000
Indiana, Transportation Finance Authority Highway Revenue, Series 853, 144A, 3.05% *, 6/1/2017 (b)	1,800,000	1,800,000
Portage, IN, Economic Development Revenue, Breckenridge Apartments Project, AMT, 3.09% *, 5/1/2025, LaSalle National Bank (a)	3,650,000	3,650,000

		49,550,000
Kansas 0.3%
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, Sunbelt, Series C, 3.04% *, 11/15/2030, SunTrust Bank (a)	2,500,000	2,500,000
Kentucky 3.3%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 3.2% *, 8/1/2013, Calyon Bank (a)	3,500,000	3,500,000
Breckinridge County, KY, Lease Program Revenue, Kentucky Association of Counties Leasing Trust, Series A, 3.07% *, 2/1/2032, US Bank NA (a)	1,390,000	1,390,000
Kentucky, Economic Development Finance Authority, Health Facilities Revenue, Easter Seal Society Project, 3.14% *, 11/1/2030, Bank One Kentucky NA (a)	9,165,000	9,165,000
Lexington-Fayette Urban County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 3.09% *, 7/1/2019, Bank One Kentucky NA (a)	4,230,000	4,230,000
Pendleton County, KY, General Obligation, 3.0%, 3/6/2006	12,700,000	12,700,000

		30,985,000
Maine 2.4%
Maine, State Bond Anticipation Notes, 4.0%, 6/22/2006	1,100,000	1,104,586
Maine, State Housing Authority Mortgage Purchase, Series G, AMT, 3.05% *, 11/15/2037	5,000,000	5,000,000
Maine, State Tax Anticipation Notes, 4.0%, 6/30/2006	16,000,000	16,082,677

		22,187,263
Maryland 0.8%
Gaithersburg, MD, Economic Development Revenue, Asbury Methodist Village, 3.05% *, 1/1/2034, KBC Bank NV (a)	3,110,000	3,110,000

Montgomery County, MD, Economic Development Revenue, Howard Hughes Medical Facility, Series A, 3.05% *, 10/15/2020	4,000,000	4,000,000

		7,110,000
Massachusetts 2.1%
Massachusetts, Development Finance Agency, Industrial Development Revenue, North Shore YMCA Project, 3.1% *, 11/1/2022, KeyBank NA (a)	5,470,000	5,470,000
Massachusetts, Municipal Securities Trust Certificates, Series 9062-A, 144A, 3.06% *, 6/19/2013 (b)	13,225,000	13,225,000
Massachusetts, State Development Finance Agency Revenue, ISO New England, Inc., 3.05% *, 2/1/2032, KeyBank NA (a)	1,300,000	1,300,000

		19,995,000
Michigan 6.5%
Detroit, MI, ABN AMRO Munitops Certificates Trust, Series 2003-3, 144A, 3.05% *, 1/1/2011 (b)	12,600,000	12,600,000
Detroit, MI, City School District, Series PT-1844, 144A, 3.05% *, 5/1/2011 (b)	100,000	100,000
Detroit, MI, Sewer Disposal Revenue, Series E, 3.0% *, 7/1/2031 (b)	28,500,000	28,500,000
Michigan, State General Obligation, Series P-5-D, 144A, 3.03% *, 9/29/2006	5,000,000	5,000,000
Michigan, State Hospital Finance Authority Revenue, Crittenton Hospital Medical Center, Series B, 3.07% *, 3/1/2014, Comerica Bank (a)	655,000	655,000
Michigan, State Housing Development Authority, Multi-Family Revenue, River Place Apartments, AMT, 3.09% *, 6/1/2018, Bank of New York (a)	7,000,000	7,000,000
Michigan, State Strategic Fund, Limited Obligation Revenue, Merchants LLC Project, AMT, 3.15% *, 3/1/2030, National City Bank (a)	1,950,000	1,950,000
Michigan, State University Revenue, 3.01% *, 2/15/2034	190,000	190,000
Michigan, Strategic Fund, Limited Obligation Revenue, Lapeer Technologies LLC, AMT, 3.35% *, 2/1/2020, JPMorgan Chase Bank (a)	2,140,000	2,140,000
Michigan, University of Michigan Hospital Revenues:
Series A, 3.02% *, 12/1/2027	260,000	260,000
Series A, 3.07% *, 12/1/2019	300,000	300,000
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Rochester College Project, 3.04% *, 8/1/2021, Bank One Michigan (a)	100,000	100,000
Sterling Heights, MI, Economic Development Corp., Limited Obligation Revenue, Kunath Enterprises LLC Project, AMT, 3.35% *, 2/1/2016, JPMorgan Chase Bank (a)	1,520,000	1,520,000

		60,315,000
Minnesota 0.3%
Elk River, MN, Independent School District No. 728, Series II-R 204, 144A, 3.12% *, 2/1/2015 (b)	2,865,000	2,865,000
Missouri 0.9%
Missouri, Development Finance Board, Air Cargo Facility Revenue, St. Louis Airport, AMT, 3.1% *, 3/1/2030, American National Bank & Trust (a)	8,000,000	8,000,000
Nevada 0.2%
Las Vegas Valley, NV, Water District, Series B-10, 144A, 3.06% *, 6/1/2024 (b)	2,080,000	2,080,000
New Hampshire 1.1%
New Hampshire, State Business Finance Authority, Exempt Facilities Revenue, Waste Management of NH, Inc. Project, AMT, 3.08% *, 9/1/2012, Wachovia Bank NA (a)	10,500,000	10,500,000
New Jersey 2.4%
New Jersey, Economic Development Authority Revenue, Series R-331, 144A, 3.06% *, 12/15/2015 (b)	3,850,000	3,850,000
New Jersey, Economic Development Authority, Special Facility Revenue, Port Newark Container LLC, AMT, 3.08% *, 7/1/2030, Citibank NA (a)	1,175,000	1,175,000
New Jersey, Economic Development Authority, Thermal Energy Facilities Revenue, Marina Energy LLC, Series A, AMT, 2.96% *, 9/1/2031, Wachovia Bank NA (a)	100,000	100,000
New Jersey, State Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/23/2006	8,500,000	8,539,539

New Jersey, State Transportation Corp. Certificates, Series PA-785, 144A, 3.05% *, 9/15/2015 (b)	650,000	650,000
New Jersey, State Transportation Trust Fund Authority:
Series PA-802, 144A, 3.05% *, 12/15/2009 (b)	375,000	375,000
Series PT-2488, 144A, 3.05% *, 12/15/2017 (b)	6,865,000	6,865,000
Series PT-2494, 144A, 3.05% *, 12/15/2023 (b)	200,000	200,000
New Jersey, State Turnpike Authority Revenue, Series A10, 144A, 3.05% *, 1/1/2016 (b)	200,000	200,000

		21,954,539
New York 2.2%
Long Island, NY, Power Authority, Electric System Revenue:
Series 1A, 2.99% *, 5/1/2033, Bayerische Landesbank (a)	1,000,000	1,000,000
Series D, 3.02% *, 12/1/2029 (b)	200,000	200,000
New York, State Dormitory Authority Revenue, Mental Health Services, Series D-2A, 2.99% *, 2/15/2031 (b)	2,800,000	2,800,000
New York, State Housing Finance Agency Revenue, Historic Front Street, Series A, 3.02% *, 11/1/2036, Bank of New York (a)	1,000,000	1,000,000
New York, State Housing Finance Agency Revenue, Multi-Family Housing, Series A, AMT, 3.05% *, 11/1/2028 (b)	1,785,000	1,785,000
New York, Triborough Bridge & Tunnel Authority, Series A, 2.98% *, 1/1/2031 (b)	1,725,000	1,725,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series PT-2114, 144A, 3.05% *, 12/15/2011	320,000	320,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A, 3.0% *, 2/15/2030	3,300,000	3,300,000
New York City, NY, Transitional Finance Authority, NYC Recovery, Series 3-G, 3.0% *, 11/1/2022	2,700,000	2,700,000
New York, NY, General Obligation:
Series A-3, 2.98% *, 8/1/2031, BNP Paribas (a)	2,600,000	2,600,000
Series J3, 2.99% *, 2/15/2016, JPMorgan Chase Bank (a)	1,000,000	1,000,000
New York, NY, Municipal Securities Trust Receipts, Series SG-109, 144A, 3.05% *, 6/1/2027 (b)	2,000,000	2,000,000

		20,430,000
North Carolina 2.5%
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 3.05% *, 8/1/2030, Branch Banking & Trust (a)	6,300,000	6,300,000
North Carolina, Medical Care Community Hospital Revenue, Southeastern Regional Medical Center, 3.05% *, 6/1/2037, Branch Banking & Trust (a)	2,500,000	2,500,000
North Carolina, Medical Care Community, Health Care Facilities Revenue, First Mortgage-Friends Homes, 3.05% *, 9/1/2033, Bank of America NA (a)	3,700,000	3,700,000
North Carolina, State General Obligation, Series C22, 144A, 3.05% *, 3/1/2028	10,960,000	10,960,000

		23,460,000
Ohio 2.3%
Akron Bath Copley, OH, Joint Township Hospital District Revenue, Health Care Facility Summner Project, 3.05% *, 12/1/2032, KBC Bank NV (a)	6,875,000	6,875,000
Athens County, OH, Port Authority, Housing Revenue, University Housing for Ohio, Inc. Project, 3.07% *, 6/1/2032, Wachovia Bank NA (a)	3,780,000	3,780,000
Cuyahoga, OH, Community College District, General Receipts, Series B, 3.05% *, 12/1/2032 (b)	3,700,000	3,700,000
Ohio, State Higher Educational Facility Community Revenue, Pooled Program, Series C, 3.09% *, 9/1/2025, Fifth Third Bank (a)	1,415,000	1,415,000
Salem, OH, Hospital Revenue, Salem Community, 3.02% *, 9/1/2035, JPMorgan Chase Bank (a)	2,000,000	2,000,000
Stark County, OH, Port Authority Revenue, Community Action Agency Project, 3.14% *, 12/1/2022, Bank One NA (a)	3,525,000	3,525,000

		21,295,000

Oklahoma 1.1%
Blaine County, OK, Industrial Development Authority Revenue, Seaboard Project, AMT, 3.08% *, 11/1/2018, SunTrust Bank (a)	3,700,000	3,700,000
Oklahoma, State Industries Authority Revenue, Integris Baptist, Series B, 3.07% *, 8/15/2029 (b)	1,100,000	1,100,000
Payne County, OK, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 3.05% *, 7/1/2032 (b)	5,810,000	5,810,000

		10,610,000
Oregon 1.4%
Oregon, State Department of Administrative Services, Certificates of Participation, Series PT-1679, 144A, 3.06% *, 11/1/2012 (b)	4,125,000	4,125,000
Portland, OR, Sewer System Revenue, Series PT-2435, 144A, 3.06% *, 10/1/2023 (b)	6,685,000	6,685,000
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project, 3.07% *, 5/1/2034, Bank of America NA (a)	2,500,000	2,500,000

		13,310,000
Pennsylvania 4.4%
Allegheny County, PA, Hospital Development Authority Revenue, Health Care Dialysis Clinic, 3.02% *, 12/1/2019, Bank of America NA (a)	750,000	750,000
Allentown, PA, Area Hospital Authority Revenue, Sacred Heart Hospital, Series B, 3.05% *, 7/1/2023, Wachovia Bank NA (a)	3,255,000	3,255,000
Berks County, PA, Industrial Development Authority Revenue, Richard J. Caron Foundation Project, 3.08% *, 9/1/2025, Wachobvia Bank NA (a)	2,600,000	2,600,000
Dallastown, PA, State General Obligation, Area School District, 3.07% *, 2/1/2018 (b)	2,865,000	2,865,000
Dauphin County, PA, General Authority Revenue, Education & Health Loan Program, 3.07% *, 11/1/2017 (b)	8,025,000	8,025,000
Montgomery County, PA, Industrial Development Authority, Pollution Control Revenue, Series B, AMT, 3.07% *, 10/1/2034, Wachovia Bank NA (a)	4,600,000	4,600,000
Montgomery County, PA, Redevelopment Authority, Multi-Family Housing Revenue, Forge Gate Apartments Project, Series A, 3.01% *, 8/15/2031	200,000	200,000
Pennsylvania, State Higher Educational Assistance Agency, Student Loan Revenue, Series A, AMT, 3.08% *, 3/1/2027 (b)	5,700,000	5,700,000
Pennsylvania, State Higher Educational Facilities Authority Hospital Revenue, Series MT-042, 144A, 3.08% *, 1/1/2024	10,525,000	10,525,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, University Properties, Student Housing, Series A, 3.04% *, 8/1/2035, Citizens Bank (a)	2,700,000	2,700,000

		41,220,000
Puerto Rico 0.4%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 3.02% *, 10/1/2008	600,000	600,000
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 3.03% *, 7/1/2020 (b)	3,240,000	3,240,000

		3,840,000
South Carolina 1.1%
South Carolina, Municipal Securities Trust Certificates, "A", Series 2005-245, 144A, 3.01% *, 5/15/2024 (b)	9,955,000	9,955,000
Tennessee 2.4%
Clarksville, TN, Public Building Authority Revenue, Pooled Financing, 3.08% *, 1/1/2033, Bank of America NA (a)	1,445,000	1,445,000
Marion County, TN, Industrial & Environmental Development Board, Valmont Industries, Inc. Project, AMT, 3.08% *, 6/1/2025, Wachovia Bank NA (a)	8,500,000	8,500,000
Shelby County, TN, Tax Anticipation Notes, 4.0%, 6/30/2006	12,740,000	12,808,427

		22,753,427
Texas 16.6%
ABN AMRO, Munitops Certificates Trust, Series 2004-38, 144A, 3.07% *, 2/15/2011	6,205,000	6,205,000
Bexar County, TX, Health Facilities Development Corp. Revenue, Air Force Village, 3.03% *, 8/15/2030, Bank of America NA (a)	2,000,000	2,000,000
Clear Creek, TX, Independent School District, Series 04, 144A, 3.06% *, 2/15/2029 (b)	3,845,000	3,845,000
Galena Park, TX, Independent School District, Series SG-153, 144A, 3.06% *, 8/15/2023	4,050,000	4,050,000

Gulf Coast, TX, Industrial Development Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project, AMT, 3.13% *, 10/1/2032, WestLB AG (a)	1,000,000	1,000,000
Harris County, TX, General Obligation, 3.05%, 3/3/2006	6,000,000	6,000,000
Harris County, TX, Series 1099, 144A, 3.06% *, 8/15/2009 (b)	2,800,000	2,800,000
Harris County, TX, Series 1111, 144A, 3.06% *, 8/15/2009 (b)	6,470,000	6,470,000
Hidalgo County, TX, General Obligation, Public Improvements, Series R-2148, 144A, 3.06% *, 8/15/2024 (b)	7,375,000	7,375,000
Houston, TX, Airport System Revenue, Series SG-161, 144A, 3.06% *, 7/1/2032 (b)	6,000,000	6,000,000
Houston, TX, General Obligation, 2.95%, 2/1/2006	4,000,000	4,000,000
Houston, TX, Water & Sewer System Revenue, Municipal Trust Receipts, Series SG-120, 144A, 3.06% *, 12/1/2023	5,800,000	5,800,000
Northside, TX, Independent School District, Series 758, 144A, 3.06% *, 2/15/2013	1,000,000	1,000,000
Northside, TX, Independent School District, School Building, 2.85% *, 6/15/2035	8,000,000	8,000,000
San Antonio, TX, Electric & Gas Revenue:
2.95%, 2/1/2006	8,000,000	8,000,000
Series PT-1706, 144A, 3.07% *, 8/1/2012	6,885,000	6,885,000
Texas, Lower Colorado River Authority:
3.05%, 3/3/2006	6,500,000	6,500,000
3.1%, 3/1/2006	10,000,000	10,000,000
Texas, Municipal Securities Trust Certificates, "A", Series 2005-235, 144A, 3.1% *, 4/5/2023 (b)	5,630,000	5,630,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2006	15,000,000	15,127,991
Texas, University of Texas Permanent University Fund, Series R-7517, 144A, 3.06% *, 7/1/2020	5,155,000	5,155,000
Texas, University of Texas Revenues:
3.0%, 2/14/2006	14,000,000	14,000,000
3.05%, 3/1/2006	6,000,000	6,000,000
Travis County, TX, Health Facilities Development Corp., Retirement Facility Revenue, Querencia Barton Creek, Series C, 3.04% *, 11/15/2035, LaSalle Bank NA (a)	6,200,000	6,200,000
Wylie, TX, Independent School District, Series R-3004, 144A, 3.06% *, 8/15/2022	6,620,000	6,620,000

		154,662,991
Utah 0.2%
Alpine, UT, General Obligation, School District, Series PT-436, 144A, 3.06% *, 3/15/2007	595,000	595,000
Utah, Housing Finance Agency, Single Family Mortgage, Series E-1, AMT, 3.1% *, 7/1/2031	1,025,000	1,025,000

		1,620,000
Vermont 0.7%
Vermont, Municipal Bond Bank, Series R, 144A, 3.06% *, 12/1/2021 (b)	6,320,000	6,320,000
Virginia 0.8%
Alexandria, VA, Redevelopment & Multi-Family Housing Authority Revenue, Fairfield Village Square Project, Series A, AMT, 3.08% *, 1/15/2039	2,000,000	2,000,000
Henrico County, VA, Economic Development Authority, Industrial Development Revenue, Colonial Mechanical Corp., AMT, 3.08% *, 8/1/2020, Wachovia Bank NA (a)	3,900,000	3,900,000
Winchester, VA, Industrial Development Authority, Residential Care Facility Revenue, Westminster Cantenbury, Series B, 3.05% *, 1/1/2010, Branch Banking & Trust (a)	1,400,000	1,400,000

		7,300,000
Washington 5.6%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue, Series 781, 144A, 3.06% *, 11/1/2012 (b)	4,390,000	4,390,000
King County, WA, Public Hospital District No. 002, Series R-6036, 144A, 3.06% *, 12/1/2023 (b)	3,980,000	3,980,000
Lewis County, WA, Public Utilities District Number 1, 144A, 3.06% *, 10/1/2023 (b)	6,350,000	6,350,000
Port Seattle, WA, AMT, 3.09% *, 9/1/2035, Fortis Bank SA/NV (a)	2,900,000	2,900,000
Port Tacoma, WA, Series 05-12, AMT, 144A, 3.11% *, 6/1/2013 (b)	5,760,000	5,760,000
Seattle, WA, Housing Authority Revenue, Newholly Project, Phase III, AMT, 3.1% *, 12/1/2034, KeyBank NA (a)	2,420,000	2,420,000

Seattle, WA, Water System Revenue, Series R-4006, 144A, 3.06% *, 9/1/2022 (b)	4,960,000	4,960,000
Washington, State General Obligation:
Series 744, 144A, 3.06% *, 1/1/2013 (b)	2,030,000	2,030,000
Series A-11, 144A, 3.06% *, 6/1/2017 (b)	2,740,000	2,740,000
Washington, State Health Care Facilities Authority Revenue, Seattle Cancer Care, 3.05% *, 3/1/2035, KeyBank NA (a)	4,000,000	4,000,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Vintage Silverdale, Series A, AMT, 3.08% *, 9/15/2039	8,000,000	8,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Highland Park Apartments Project, Series A, AMT, 3.17% *, 7/15/2038, Bank of America NA (a)	3,200,000	3,200,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Park Vista Retirement Project, Series A, AMT, 3.2% *, 3/1/2041, Bank of America NA (a)	1,550,000	1,550,000

		52,280,000
Wisconsin 0.4%
Pewaukee, WI, Industrial Development Revenue, Gunner Press & Finishing Project, AMT, 3.13% *, 9/1/2020, JPMorgan Chase Bank (a)	1,220,000	1,220,000
Whitewater, WI, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 3.1% *, 12/1/2009, Bank of America (a)	3,000,000	3,000,000

4,220,000

Total Municipal Bonds and Notes (Cost $912,443,784)		912,443,784
	Shares	Value ($)
Open End Investment Company 0.0%
Federated Tax-Free Obligations Fund, 2.835%, 1/4/2049 (Cost $100,050)	100,050	100,050

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 912,543,834)	97.9	912,543,834
Other Assets and Liabilities, Net	2.1	19,638,391

Net Assets	100.0	932,182,225

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2006.

(a)		Security incorporates a letter of credit from a major bank.
(b)		Bond is insured by one of these companies.

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	11.2
Financial Guaranty Insurance Company	6.1
Financial Security Assurance, Inc.	8.2
MBIA Corporation	8.7

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2006